Loans and Allowance for Credit Losses - Changes in Accretable Balance for Purchased Impaired Loans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deteriorated Loans Transferred in [Abstract]
Balance at beginning of period	$ 1,655	$ 1,709	$ 2,619
Purchases			13
Accretion	(441)	(499)	(437)
Disposals	(131)	(172)	(208)
Reclassifications from nonaccretable difference	229	258	454
Other	(3)	359	(732)
Balance at end of period	$ 1,309	$ 1,655	$ 1,709